Consumptive Biological Assets	12 Months Ended
Dec. 31, 2025
Consumptive Biological Assets [Abstract]
CONSUMPTIVE BIOLOGICAL ASSETS

Note 5 - CONSUMPTIVE BIOLOGICAL ASSETS

The following is the breakdown of consumptive biological assets:

	December 31,	December 31,
	2025	2024
Consumptive biological assets	$-	$304,971

Consumptive biological assets consist of nutrient solutions for cultivating Taiwanofungus.